UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	100 E Wisconsin Avenue
		Suite 2250
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

100 E Wisconsin Ave., Suite 2250
Milwaukee, WI 53202

July 28, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  96
Form 13F Information Table Value Total:  389243 (thousands)

List of Other Included Managers:
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204      508 29400.000000 SH   Sole             29400.000000
Abercrombie & Fitch            COM              002896207     4800 156400.000000 SH  Sole            156400.000000
Allstate Corp                  COM              020002101      373 13000.000000 SH   Sole             13000.000000
Altera Corp.                   COM              021441100     7805 314600.000000 SH  Sole            314600.000000
Applied Materials              COM              038222105      517 43000.000000 SH   Sole             43000.000000
Arch Coal Inc.                 COM              039380100     3441 173700.000000 SH  Sole            173700.000000
Arrow Electronics              COM              042735100     7847 351092.000000 SH  Sole            351092.000000
Arthur J Gallagher & Co        COM              363576109     4462 183000.000000 SH  Sole            183000.000000
Associated Banc-Corp           COM              045487105     4589 374317.000000 SH  Sole            374317.000000
Avid Technologies Inc          COM              05367P100     3225 253300.000000 SH  Sole            253300.000000
Banco Santander Brazil SA      COM              05967A107      465 45000.000000 SH   Sole             45000.000000
Barnes Group Inc               COM              067806109     4244 258953.000000 SH  Sole            258953.000000
Beckman Coulter Inc            COM              075811109     4902 81300.000000 SH   Sole             81300.000000
Blackrock Income Tr Inc        COM              09247F100      632 93500.000000 SH   Sole             93500.000000
Brady Corp cl A                COM              104674106     5602 224800.000000 SH  Sole            224800.000000
Brunswick Corp                 COM              117043109     2527 203300.000000 SH  Sole            203300.000000
Burger King Holdings Inc       COM              121208201     6783 402800.000000 SH  Sole            402800.000000
CISCO Systems Inc              COM              17275R102      430 20200.000000 SH   Sole             20200.000000
Cardtronics Inc                COM              14161H108     4298 331630.000000 SH  Sole            331630.000000
Celanese Corp.                 COM              150870103     8088 324700.000000 SH  Sole            324700.000000
Charles Schwab Corp            COM              808513105      214 15100.000000 SH   Sole             15100.000000
Chicago Bridge & Iron          COM              167250109     3753 199500.000000 SH  Sole            199500.000000
Ciena Corporation              COM              171779309     1902 150000.000000 SH  Sole            150000.000000
Cintas                         COM              172908105     7879 328700.000000 SH  Sole            328700.000000
Citrix Systems Inc             COM              177376100     4476 106000.000000 SH  Sole            106000.000000
Cobiz Financial Inc            COM              190897108     2005 304251.000000 SH  Sole            304251.000000
Columbus McKinnon Corp         COM              199333105     3187 228128.000000 SH  Sole            228128.000000
Cytec Industries Inc           COM              232820100     5383 134617.000000 SH  Sole            134617.000000
Dresser Rand Group Inc         COM              261608103     3464 109800.000000 SH  Sole            109800.000000
Du Pont E I De Nemours & Co    COM              263534109      588 17000.000000 SH   Sole             17000.000000
Exterran Holdings Inc          COM              30225X103     3495 135400.000000 SH  Sole            135400.000000
Ferro Corp                     COM              315405100      984 133500.000000 SH  Sole            133500.000000
First Interstate Banc System   COM              32055Y201      508 32300.000000 SH   Sole             32300.000000
FirstMerit Bancorp             COM              337915102      507 29611.959812 SH   Sole             29611.959812
Fiserv Inc.                    COM              337738108     3858 84500.000000 SH   Sole             84500.000000
Genworth Financial Inc         COM              37247D106     3955 302600.000000 SH  Sole            302600.000000
Greatbatch Inc                 COM              39153L106     4761 213400.000000 SH  Sole            213400.000000
HealthSouth Corp               COM              421924309     8736 466900.000000 SH  Sole            466900.000000
Henry Jack & Associates        COM              426281101      167 7000.000000 SH    Sole              7000.000000
Hewitt Associates              COM              42822Q100     6682 193900.000000 SH  Sole            193900.000000
Hexcel Corp                    COM              428291108     7857 506570.000000 SH  Sole            506570.000000
Hologic Inc                    COM              436440101     6576 472100.000000 SH  Sole            472100.000000
Honeywell International Inc    COM              438516106      390 10000.000000 SH   Sole             10000.000000
Icon PLC                       COM              45103T107     6997 242199.000000 SH  Sole            242199.000000
Intel Corporation              COM              458140100      545 28000.000000 SH   Sole             28000.000000
Intermec Inc                   COM              458786100     2847 277745.000000 SH  Sole            277745.000000
Interpublic Group of Companies COM              460690100     6207 870500.000000 SH  Sole            870500.000000
JPMorgan Chase & Co            COM              46625H100      264 7200.000000 SH    Sole              7200.000000
Johnson Controls Inc           COM              478366107      527 19600.000000 SH   Sole             19600.000000
Kadant Inc                     COM              48282T104     1345 77211.000000 SH   Sole             77211.000000
Kaydon Corp                    COM              486587108     2963 90166.000000 SH   Sole             90166.000000
Kennametal Inc.                COM              489170100    13113 515643.000000 SH  Sole            515643.000000
Kinder Morgan Energy LLP       COM              494550106     9401 144500.000000 SH  Sole            144500.000000
Kohls Corp                     COM              500255104     6313 132900.000000 SH  Sole            132900.000000
Liberty Media Holdings Corp    COM              53071M104      157 15000.000000 SH   Sole             15000.000000
Liz Claiborne                  COM              539320101     4125 977600.000000 SH  Sole            977600.000000
MKS Instruments Inc.           COM              55306N104     7808 417100.000000 SH  Sole            417100.000000
Manitowoc Company Inc          COM              563571108     4916 537900.000000 SH  Sole            537900.000000
Metlife Inc                    COM              59156R108      302 8000.000000 SH    Sole              8000.000000
Molex Inc A                    COM              608554200    12728 823795.000000 SH  Sole            823795.000000
Netapp Inc                     COM              64110D104     2239 60000.000000 SH   Sole             60000.000000
Old Republic Intl              COM              680223104     5502 453580.000000 SH  Sole            453580.000000
Owens Illinois Inc             COM              690768403     4835 182800.000000 SH  Sole            182800.000000
PETsMART Inc.                  COM              716768106     2607 86400.000000 SH   Sole             86400.000000
Pactiv Corporation             COM              695257105     6413 230262.000000 SH  Sole            230262.000000
Parametric Technology          COM              699173209     5016 320100.000000 SH  Sole            320100.000000
PartnerRe Ltd.                 COM              G6852T105     7988 113883.000000 SH  Sole            113883.000000
Patterson Companies Inc        COM              703395103     5996 210148.000000 SH  Sole            210148.000000
Peroleo Brasileiro Sa Petro    COM              71654V408      240 7000.000000 SH    Sole              7000.000000
Petrohawk Energy Corp          COM              716495106     2209 130200.000000 SH  Sole            130200.000000
Red Robbin Gourmet Burgers Inc COM              75689M101     1634 95200.000000 SH   Sole             95200.000000
Reinsurance Group of           COM              759351604     9051 198000.000000 SH  Sole            198000.000000
Republic Services In           COM              760759100     6924 232900.000000 SH  Sole            232900.000000
Roadrunner Transportation      COM              76973Q105     2802 197200.000000 SH  Sole            197200.000000
Rockwood Holdings Inc          COM              774415103     5600 246800.000000 SH  Sole            246800.000000
Rowan Companies Inc.           COM              779382100     4006 182600.000000 SH  Sole            182600.000000
Royal Caribbean Cruises Ltd    COM              V7780T103     3491 153300.000000 SH  Sole            153300.000000
SM Energy Co                   COM              78454L100      442 11000.000000 SH   Sole             11000.000000
Sandy Spring Bancorp Inc       COM              800363103     2749 196200.000000 SH  Sole            196200.000000
Sapient Corporation            COM              803062108     8122 801000.000000 SH  Sole            801000.000000
Scansource Inc                 COM              806037107     5804 232800.000000 SH  Sole            232800.000000
Sterling Bancshares Inc        COM              858907108      192 40700.000000 SH   Sole             40700.000000
TCF Financial Corp             COM              872275102      191 11500.000000 SH   Sole             11500.000000
Twin Disc Incorporat           COM              901476101      517 45500.000000 SH   Sole             45500.000000
US Bancorp                     COM              902973304      514 23000.000000 SH   Sole             23000.000000
UTI Worldwide Inc              COM              G87210103     4925 397800.000000 SH  Sole            397800.000000
Ulta Salon Cosm and Frag Inc   COM              90384S303     7182 303600.000000 SH  Sole            303600.000000
VCA Antech                     COM              918194101     7633 308294.000000 SH  Sole            308294.000000
Vital Images Inc               COM              92846N104     3012 236200.000000 SH  Sole            236200.000000
Volcom Incorporated            COM              92864N101     7480 402795.000000 SH  Sole            402795.000000
Waste Management Inc           COM              94106L109      513 16400.000000 SH   Sole             16400.000000
Werner Enterprises Inc.        COM              950755108     6547 299100.000000 SH  Sole            299100.000000
Winnebago IndustriesInc        COM              974637100     4953 498300.000000 SH  Sole            498300.000000
Wright Medical Group Inc       COM              98235T107     4252 256000.000000 SH  Sole            256000.000000
Zumiez Inc.                    COM              989817101     4506 279690.000000 SH  Sole            279690.000000
SPDR SER TR KBW Regional Banki MUTUAL FUND      78464A698     5736   248400 SH       Sole                   248400